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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [   ];  Amendment Number:  _________
         This Amendment (check only one):  [   ]   is a restatement.
                                           [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Gates Capital Management, Inc.
Address:     1177 Avenue of the Americas, 32nd Floor
             New York, NY 10036

Form 13F File Number: 28-11102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey L. Gates
Phone:       (212) 626-1421

Signature, Place, and Date of Signing:

/s/ Jeffrey L. Gates              New York, New York        November 10, 2005
-----------------------
     [Signature]                    [City, State]                 [Date]

Report Type:

         [X]     13F HOLDINGS REPORT

         [ ]     13F NOTICE

         [ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     $391,184 (in thousands)

List of Other Included Managers:            NONE


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FORM 13F INFORMATION TABLE

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

                                                         VALUE    SHARES/   SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS   SOLE  SHARED  NONE
ADESA                              COM       00686U104    28926   1308867   SH         SOLE               1308867
ADVANCE AUTO PARTS INC             COM       00751Y106    12991    335850   SH         SOLE                335850
ADVANCED MEDICAL OPTICS INC        COM       00763M108    29197    769359   SH         SOLE                769359
ARBITRON INC                       COM       03875Q108    47534   1193119   SH         SOLE               1193119
CAVCO INDS INC DEL                 COM       149568107     9736    268347   SH         SOLE                268347
CLEAR CHANNEL                      COM       184502102    14962    454916   SH         SOLE                454916
DARLING INTL INC                   COM       237266101    19985   5661397   SH         SOLE               5661397
DAVITA INC                         COM       23918K108    32696    709696   SH         SOLE                709696
DENTSPLY INTL INC NEW              COM       249030107    16010    296364   SH         SOLE                296364
DOVER DOWNS GAMING & ENTMT I       COM       260095104     8781    645659   SH         SOLE                645659
FIRST DATA CORP                    COM       319963104    24871    621768   SH         SOLE                621768
FINISH LINE INC                    COM       317923100    24607   1686538   SH         SOLE               1686538
MARVEL ENTERPRISES INC             COM       57383M108    23605   1320929   SH         SOLE               1320929
MARVEL ENTERPRISES INC             COM       57383M958      820      8000   SH   PUT   SOLE                  8000
METHANEX CORP                      COM       59151K108    13141    883743   SH         SOLE                883743
MOODYS CORP                        COM       615369105     6921    135500   SH         SOLE                135500
PAPA JOHNS INTL INC                COM       698813102    32100    640461   SH         SOLE                640461
PAYLESS SHOESOURCE INC             COM       704379106    22829   1311996   SH         SOLE               1311996
WAL MART STORES INC                COM       931142103    21472    490000   SH         SOLE                490000
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